Share Capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Stock Options Outstanding [Table Text Block]
Options	Options	Exercise		Expiration
Granted	Exercisable	Price		Date

10,000	10,000	2.50		November 1, 2013
35,000	35,000	4.30		December 13, 2013
687,000	687,000	3.40		December 31, 2013
10,000	10,000	4.45		February 25, 2014
34,500	34,500	0.52	CDN	March 31, 2014
10,000	10,000	4.18		April 15, 2014
10,000	10,000	0.45	CDN	April 27, 2014
85,500	85,500	3.55		May 31, 2014
110,000	110,000	0.45		September 10, 2014
15,000	15,000	1.05		November 2, 2014
30,000	30,000	1.65		December 30, 2014
204,000	204,000	2.15		March 15, 2015
10,000	10,000	1.17		September 6, 2015
20,000	20,000	2.50		November 1, 2015
554,500	554,500	4.98		March 21, 2016
2,500	2,500	5.93		April 8, 2016
20,000	20,000	1.17		September 6, 2016
700,500	700,500	4.18		April 1, 2017
20,000	20,000	3.77		May 3, 2017
713,500	535,125	2.16		March 21, 2018
3,282,000	3,103,625	$3.38

Options	Options	Exercise		Expiration
Granted	Exercisable	Price		Date

10,000	10,000	4.94		June 3, 2013
10,000	10,000	2.50		November 1, 2013
35,000	35,000	4.30		December 13, 2013
10,000	10,000	4.45		February 25, 2014
79,500	79,500	0.52	CDN	March 31, 2014
10,000	10,000	4.18		April 15, 2014
20,000	20,000	0.45	CDN	April 27, 2014
110,000	110,000	0.45		September 10, 2014
15,000	15,000	1.05		November 2, 2014
30,000	30,000	1.65		December 30, 2014
237,000	237,000	2.15		March 15, 2015
20,000	20,000	2.50		November 1, 2015
794,500	794,500	4.98		March 21, 2016
2,500	2,500	5.93		April 8, 2016
10,000	10,000	4.17		September 12, 2016
1,038,500	1,038,500	4.18		April 1, 2017
20,000	20,000	3.77		May 3, 2017
2,452,000	2,452,000	$3.86

Schedule of Stock Options Outstanding, Activity [Table Text Block]
	2012		2011		2010
		Weight		Weight		Weight
		average		average	Number	average
	Number	exercise	Number	exercise	of shares	exercise
	of shares	price	of shares	price		price

Outstanding, beginning of year	1,660,500	3.72	1,307,500	$2.39	1,714,000	$2.15

Granted	1,128,500	4.17	940,000	4.96	616,000	2.27
Canceled or forfeited	(265,000)	5.01	(182,000)	5.50	(331,000)	4.34
Exercised	(72,000)	1.50	(405,000)	1.48	(691,500)	0.74

Outstanding, end of year	2,452,000	3.86	1,660,500	$3.72	1,307,500	$2.39

Options exercisable	2,452,000	3.86	1,660,500	$3.72	1,307,500	2.39

Schedule of Stock Purchase Warrants Outstanding [Table Text Block]
Number	Exercise price	Expiration
92,011	CAD$1.75	August 24, 2013
1,071,427	US $1.81	August 24, 2013
1,163,438